Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 MortgagePool Y Segment
Significant Accounting Policies [Line Items]
Number of principal businesses	2
Minimum Loan amount to measure impairment allowance	$ 1
Minimum amount of majority of loans, primarily to institutional customers	1
Minimum loan amount for commercial loans to be assigned a credit rating	$ 1
Number of pools that residential mortgages are segregated into for probability of default estimation	6
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time that the difference between actual experience vs. expected returns is adjusted against the market-related value (years)	5
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of owned and capitalized assets ( in years)	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of owned and capitalized assets ( in years)	40 years